UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21215

        Nuveen Insured Florida Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Florida Tax - Free Advantage Municipal Fund (NWF)
March 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 12.3% (8.3% of Total Investments)

$2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities	No Opt. Call	AAA	$ 2,425,718
	Improvements, Series 2004, 5.000%, 10/01/14 - AMBAC Insured

1,985	North Miami, Florida, Educational Facilities Revenue Refunding Bonds, Johnson and Wales University,	4/13 at 100.00	AAA	2,076,171
	Series 2003A, 5.000%, 4/01/19 - XLCA Insured

	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds, Embry-Riddle
	Aeronautical University Project, Series 2003:
1,000	5.200%, 10/15/26 - RAAI Insured	10/13 at 100.00	AA	1,035,810
1,250	5.200%, 10/15/33 - RAAI Insured	10/13 at 100.00	AA	1,289,088

	Healthcare - 16.3% (11.0% of Total Investments)

4,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/13 at 100.00	A	4,305,120
	System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29

3,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	3,205,260
	2003, 5.750%, 11/15/27

1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of	2/13 at 100.00	AA-	1,541,160
	South Florida, Series 2003, 5.200%, 11/15/28

	Housing/Single Family - 1.9% (1.2% of Total Investments)

995	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,038,541
	1987G-1, 8.595%, 11/01/17

	Tax Obligation/General - 5.1% (3.4% of Total Investments)

2,660	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series	2/13 at 100.00	AAA	2,838,326
	2003, 5.375%, 2/15/26 - FSA Insured

	Tax Obligation/Limited - 73.6% (49.5% of Total Investments)

400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 - MBIA	10/14 at 100.00	AAA	419,264
	Insured

1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 - AMBAC	10/12 at 101.00	AAA	1,080,710
	Insured

1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003, 5.000%,	9/13 at 100.00	AAA	1,589,813
	9/01/23 - FGIC Insured

3,000	Florida Municipal Loan Council, Revenue Bonds, Series 2003B, 5.000%, 12/01/28 - MBIA Insured	12/13 at 100.00	AAA	3,101,040

4,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	4,129,320
	7/01/29 - MBIA Insured (PLG)

2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	2,471,304
	2002, 5.375%, 10/01/18 - FGIC Insured

2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 - AMBAC Insured	10/12 at 100.00	AAA	2,370,164

1,000	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 - FGIC	10/14 at 100.00	Aaa	1,054,520
	Insured

2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 - FGIC Insured	1/13 at 100.00	AAA	2,136,440

1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 - FGIC Insured	1/13 at 100.00	AAA	1,557,180

3,370	Osceola County School Board, Florida, Certificates of Participation, Series 2002A, 5.125%, 6/01/20 -	6/12 at 101.00	Aaa	3,552,452
	AMBAC Insured

3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 - MBIA	10/14 at 100.00	AAA	3,600,199
	Insured

3,670	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	3,770,631
	8/01/28 - FSA Insured

3,460	Palm Beach Gardens, Florida, Special Obligation Revenue Bonds, Series 2004, 5.000%, 5/01/20 -	2/13 at 100.00	AAA	3,640,923
	AMBAC Insured

2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 - MBIA Insured	9/13 at 100.00	AAA	2,204,888

4,000	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program, Series	7/14 at 100.00	AAA	4,160,440
	2004A, 5.000%, 7/01/24 - FSA Insured

	Transportation - 11.0% (7.4% of Total Investments)

2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	2,058,040
	5.125%, 10/01/32 - FSA Insured

2,105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series	10/13 at 100.00	AAA	2,225,111
	2003A, 5.000%, 10/01/17 - FSA Insured

1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 -	10/14 at 100.00	AAA	1,818,801
	AMBAC Insured

	U.S. Guaranteed *** - 5.8% (3.9% of Total Investments)

2,950	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	3,242,758
	8/01/20 (Pre-refunded to 8/01/12) - FSA Insured

	Utilities - 3.8% (2.6% of Total Investments)

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	2,113,020
	Insured

	Water and Sewer - 18.9% (12.7% of Total Investments)

2,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	2,069,680
	Insured

3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 - MBIA	10/13 at 100.00	AAA	3,108,210
	Insured

2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -	10/09 at 101.00	AAA	2,047,320
	FGIC Insured

500	North Port, Florida, Utility System Revenue Bonds, Series 2000, 5.000%, 10/01/25 - FSA Insured	10/10 at 101.00	Aaa	514,240

1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 - MBIA Insured	10/14 at 100.00	AAA	1,182,075

1,500	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002, 5.000%,	5/12 at 100.00	AAA	1,554,210
	5/01/23 - MBIA Insured

$78,420	Total Long-Term Investments (cost $80,222,913) - 148.7%			82,527,947

	Other Assets Less Liabilities - 3.6%			1,969,910

	Preferred Shares, at Liquidation Value - (52.3)%			(29,000,000)

	Net Assets Applicable to Common Shares - 100%			$55,497,857

	Forward Swap Contracts outstanding at March 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated December 8, 2004, to pay semi-annually the notional amount multiplied by 5.313% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	$700,000	7/18/2005	7/18/2035	$(699)

Agreement with JPMorgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	3,000,000	8/17/2005	8/17/2025	13,799

Agreement with Morgan Stanley dated January 31, 2005, to pay semi-annually the notional amount multiplied by 5.058% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	2,200,000	8/16/2005	8/16/2035	84,027

				$97,127

	At least 80% of the Fund's net assets (including net assets attributable to Preferred Shares) are invested in
	municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net
	assets (including net assets attributable to Preferred Shares) may be invested in municipal securities that are
	(i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated,
	at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or
	unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accurals
	on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
(PLG)	Portion of security, with an aggregate market value of $51,616 has been Pledged to collateralize the net
	payment obligation under forward contracts.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At March 31, 2005, the cost of investments was $80,222,913.

	Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$2,425,907
	Depreciation	(120,873)

	Net unrealized appreciation of investments	$2,305,034

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.